Derivatives - Derivatives Designated as Accounting Hedges - Fair Value Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	$ (2,496)	$ (82)	$ (5,169)
Hedged Item	1,597	(827)	4,181
Hedge Ineffectiveness	(899)	(909)	(988)
Interest rate risk on long-term debt | Interest expense
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	(718)	2,144	(4,704)
Hedged Item	(77)	(2,935)	3,925
Hedge Ineffectiveness	(795)	(791)	(779)
Interest rate and foreign currency risk on long-term debt | Interest expense
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	(1,898)	(2,212)	(1,291)
Hedged Item	1,812	2,120	1,085
Hedge Ineffectiveness	(86)	(92)	(206)
Interest rate risk on AFS securities | Interest income
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	105	(35)	839
Hedged Item	(127)	3	(840)
Hedge Ineffectiveness	(22)	(32)	(1)
Price risk on commodity inventory | Trading gain (loss)
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	15	21	(13)
Hedged Item	(11)	(15)	11
Hedge Ineffectiveness	$ 4	$ 6	$ (2)